Operating Expenses Before Credit Impairment Losses, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Expenses by nature [abstract]
Staff costs	£ 567	£ 587
Other administration expenses	461	433
Depreciation, amortisation and impairment	158	321
Total operating expenses before impairment losses, provisions and charges	£ 1,186	£ 1,341